Restructuring And Asset Impairment	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Restructuring And Asset Impairment
Restructuring And Asset Impairment

Note 7. Restructuring

April 2010 Restructuring

On March 24, 2010, the Company announced a restructuring plan in connection with its decision to suspend efforts to pursue a NDA for picoplatin in small cell lung cancer. This restructuring plan resulted in a reduction of the Company's workforce from 22 employees to 12 employees, effective April 30, 2010. In connection with this plan, the Company recorded a restructuring charge of approximately $543,000 for the period ended March 31, 2010, consisting of one-time employee termination benefits, which were paid in their entirety by January 31, 2011. As a consequence of the restructuring, approximately 965,000 restricted stock units ("RSUs"), which were awarded in February 2010 pursuant to the Amended and Restated 2004 Incentive Compensation Plan (the "2004 Plan"), became fully vested in accordance with the terms of the underlying RSU agreements (see Note 10 below for additional information). These RSUs converted to common stock on a one-for-one basis in the second quarter of 2010. The Company recognized approximately $524,000 and $1,486,000 in share-based compensation expense for the terminated employees for the three and six-month periods ended June 30, 2010, respectively, related to the accelerated vesting of these RSUs as a result of the restructuring.

The following table summarizes the impact of the restructuring charges reported in the condensed consolidated statements of operations for the three and six months ended June 30, 2011 and 2010 and in accrued liabilities in the condensed consolidated balance sheets as of June 30, 2011 and December 31, 2010 related to the April 2010 restructuring (in thousands):

Description	Initial Restructuring Charge March 2010	Payment of Restructuring Obligations	Accrued Restructuring Charge as of December 31, 2010	Payment of Restructuring Obligations	Accrued Restructuring Charge as of March 31, 2011
Employee termination benefits	$543	$(520)	$23	$(23)	$0

February 2010 Restructuring

On February 5, 2010, the Company implemented a restructuring plan to conserve its capital resources, resulting in a reduction in the Company's workforce from 50 employees to 22 employees. The Company incurred restructuring charges of approximately $1,083,000, primarily consisting of one-time employee termination benefits. As a consequence of the restructuring, approximately 130,000 RSUs, which were awarded in July 2009 pursuant to the 2004 Plan, became fully vested in accordance with the terms of the underlying RSU agreements (see Note 10 below for additional information). These RSUs converted to common stock on a one-for-one basis in February 2010. The Company recognized approximately $174,000 in share-based compensation expense in the first quarter of 2010 related to the accelerated vesting of these RSUs as a result of the restructuring.

The following table summarizes the impact of the restructuring charges reported in the condensed consolidated statements of operations for the three and six months ended June 30, 2011 and 2010 and in accrued liabilities in the condensed consolidated balance sheets as of June 30, 2011 and December 31, 2010 related to the February 2010 restructuring (in thousands):

Description	Initial Restructuring Charge February 2010	Payment of Restructuring Obligations	Accrued Restructuring Charge as of December 31, 2010	Payment of Restructuring Obligations	Accrued Restructuring Charge as of March 31, 2011
Employee termination benefits	$1,061	$(1,009)	$52	$(52)	$0
Other termination costs	22	(22)	0	0	0

Total	$1,083	$(1,031)	$52	$(52)	$0

Note 13. Restructuring and Asset Impairment

April 2010 Restructuring

On March 24, 2010, the Company announced a restructuring plan in connection with its decision to suspend efforts to pursue an NDA for picoplatin in small cell lung cancer. This restructuring plan resulted in a reduction of the Company's workforce from 22 employees to 12 employees, effective April 30, 2010. In connection with this plan, the Company recorded a restructuring charge of approximately $543,000 for the period ended March 31, 2010, consisting of one-time employee termination benefits, which were paid in their entirety by January 31, 2011. As a consequence of the restructuring, approximately 965,000 RSUs, which were awarded in February 2010 pursuant to the 2004 Plan, became fully vested in accordance with the terms of the underlying RSU agreements (see Note 10 for further discussion). These RSUs converted to common stock on a one-for-one basis in the second quarter of 2010. The Company recognized approximately $1,486,000 in share-based compensation expense during the first two quarters of 2010 for terminated employees related to the accelerated vesting of these RSUs as a result of the restructuring.

The following table summarizes the impact of the restructuring charges (excluding share-based compensation) reported in the consolidated statement of operations for the twelve months ended December 31, 2010 and in accrued liabilities in the consolidated balance sheet as of December 31, 2010 related to the April 2010 restructuring (in thousands):

Description	Initial Restructuring Charge March 2010	Payment of Restructuring Obligations	Accrued Restructuring Charge as of December 31, 2010
Employee termination benefits	$543	$(520)	$23

February 2010 Restructuring

On February 5, 2010, the Company implemented a restructuring plan to conserve its capital resources, resulting in a reduction in the Company's workforce from 50 employees to 22 employees. The Company incurred restructuring charges of approximately $1,083,000, primarily consisting of one-time employee termination benefits. As a consequence of the restructuring, approximately 130,000 RSUs, which were awarded in July 2009 pursuant to the 2004 Plan, became fully vested in accordance with the terms of the underlying RSU agreements (see Note 10 for further discussion). These RSUs converted to common stock on a one-for-one basis in February 2010. The Company recognized approximately $174,000 in share-based compensation expense in the first quarter of 2010 related to the accelerated vesting of these RSUs as a result of the restructuring.

The following table summarizes the impact of the restructuring charges (excluding share-based compensation) reported in the consolidated statement of operations for the twelve months ended December 31, 2010 and in accrued liabilities in the consolidated balance sheet as of December 31, 2010 related to the February 2010 restructuring (in thousands):

Description	Initial Restructuring Charge February 2010	Payment of Restructuring Obligations	Accrued Restructuring Charge as of December 31, 2010
Employee termination benefits	$1,061	$(1,009)	$52
Other termination costs	22	(22)	—

Total	$1,083	$(1,031)	$52

March 2009 Restructuring

On March 31, 2009, the Company implemented a strategic restructuring plan to refocus its cash resources on clinical and commercial development of picoplatin, which resulted in the discontinuation of the Company's preclinical research operations and in the reduction of its workforce from 65 employees to 57 employees. The Company incurred severance charges totaling $296,000 related to the reduction in staff. All severance charges related to the restructuring were paid in 2009. The Company incurred additional charges totaling approximately $172,000 related to the closure of its lab facilities in South San Francisco, California. All outstanding liabilities for contract and termination costs were paid in 2009.

The following table summarizes the impact of the restructuring charges reported in the consolidated statements of operations for the periods ended December 31, 2009 and 2010 and in accrued liabilities in the consolidated balance sheets as of December 31, 2009 and 2010 related to the March 2009 restructuring (in thousands):

Description	Initial Restructuring Charge March 2009	Payment of Restructuring Obligations	Accrued Restructuring Charge as of December 31, 2009
Employee termination benefits	$296	$(296)	$—

Contract termination costs	125	(125)	—
Other termination costs	47	(47)	—

Subtotal	172	(172)	—

Total	$468	$(468)	$—

In conjunction with the decision to discontinue the Company's preclinical research operations during the quarter ended March 31, 2009, the Company recognized an asset impairment loss of $588,000 on certain facilities and equipment related to the lab in South San Francisco, California. The loss on the assets was determined based on estimates of potential sales values of used equipment. These impairment charges established new cost bases for the impaired assets, which were included in assets held for sale and reported in the prepaid expenses and other current assets line on the accompanying consolidated balance sheet as of December 31, 2009. All remaining impaired assets held for sale were sold in January 2010.

The following table summarizes information related to the impairment charges (in thousands):

Lab Equipment & Leasehold Improvements
Impairment loss	$588

Impaired carrying value upon restructuring March 31, 2009	$57
Disposals of assets	(52)

Post impairment carrying value as of December 31, 2009	5
Disposals of assets	(5)

Post impairment carrying value as of December 31, 2010	$—